UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERD MANAGEMENT INVESTMENT COMPANY

811-22340
 (Investment Company Act file number)

Dblaine Investment Trust
(Exact name of registrant a specified in charter)

806 Harvest Trail
Buffalo, MN 55313
(Address of principal executive offices)  (Zip code)

David B. Welliver
806 Harvest Trail
Buffalo, MN 55313

With a copy to:

JoAnn M. Strasser, Esq.
Thompson Hine LLP
312 Walnut Street, Suite 1400
Cincinnati, Ohio  45202
(Name and address of agent for service)

(800) 628-4077
(Registrant’s telephone number, including area code)

August 31st
(Date of fiscal year end)

July 1, 2009 to June 30, 2010
(Date of reporting period)

Item 1.  Proxy Voting Record.

NONE

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dblaine Investment Trust
(Registrant)

/s/ David B. Welliver
By (Signature and Title)
Name:  David B. Welliver
Title:     Trustee, President and Treasurer

August 31, 2010
Date